Subsequent events - Additional Information (Detail) R$ in Millions, $ in Millions	1 Months Ended
	Feb. 13, 2023 USD ($)	Feb. 13, 2023 BRL (R$)	Jan. 31, 2023 USD ($)	Jan. 27, 2023 USD ($)	Jan. 27, 2023 BRL (R$)
Credit US EXIM [Member]
Disclosure of Events After Reporting Period [line items]
Notional amount			$ 200.0
Major business combination [member] | MultiCorp 2 [Member]
Disclosure of Events After Reporting Period [line items]
Investments accounted for using equity method				$ 3.8	R$ 20.0
Consideration paid	$ 0.3	R$ 1.3
Proportion of ownership interest in joint venture	40.00%